Disclosure of detailed information about employee future benefit expense (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Current service cost	$ 3,710	$ 2,614
Net interest expense	3,683	3,567
Components recognized in income statements	$ 7,393	$ 6,181